Other operating income (Loss) - Selling, general and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses
Sales and marketing expense	€ 17,478	€ 16,869	€ 13,491
Other administrative expenses	170,723	152,741	142,699
Selling, general and administrative expense
Expenses
Depreciation and amortization expense	€ 48,096	€ 43,522	€ 38,025